FAIR VALUE MEASUREMENT (Details) - Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loss on change in warrant and derivative liabilities	$ (373,611)	$ (268,425)	$ (422,908)	$ 3,113,580
Warrant [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	1,937,234	1,621,199	1,621,199	0
Loss on change in warrant and derivative liabilities	(365,041)		(316,035)
Mark to market	365,041		(316,035)	2,545,074
Balance	2,302,275		1,937,234	1,621,199
Embedded Derivative Financial Instruments [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	288,934	$ 285,157	285,157	0
Loss on change in warrant and derivative liabilities	(8,570)		(106,873)
Mark to market	8,570		(106,873)	568,506
Balance	$ 297,504		$ 288,934	$ 285,157